Income Taxes (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Tax benefit at statutory rate	$ (615,289)	$ (605,770)	$ (1,764,624)	$ (1,710,626)
Net operating loss carryforwards (NOLs)	237,659	209,242	1,361,542	1,483,725
Stock-based compensation expense	97,600	65,700	492,000	298,819
Foreign investment losses	135,438	116,500	127,388	140,000
Amortization and depreciation expense	12,716	(12,800)	52,130	(40,100)
Accrued consulting expense			(138,000)
Unrealized exchange losses (gain)	80,676	63,825	(97,373)
Accrued payroll	45,100	107,600	(35,400)	(6,500)
Accrued R&D expense				(168,000)
Others	9,352	58,936	5,588	6,805
Tax expense at effective tax rate	$ 3,252	$ 3,233	$ 3,251	$ 4,123